Membership Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Membership Interests [Abstract]
Membership Interests

7. MEMBERSHIP INTERESTS

Cash Distributions

On April 25, 2012, our board of directors declared a cash distribution of $60 million, which will be paid to our members on May 1, 2012. In February 2012, our board of directors declared and we paid a cash distribution of $45 million to our members.

Distributions are limited to our cumulative net income and may not be paid except to the extent we maintain a required regulatory capital structure, as discussed below. At March 31, 2012, $70 million was eligible to be distributed to our members after taking into account these restrictions.

For the period beginning October 11, 2007 and ending December 31, 2012, our cash distributions (other than distributions of the proceeds of any issuance of limited liability company units) are limited by the Limited Liability Company Agreement and a stipulation agreement with the PUCT to an amount not to exceed our cumulative net income determined in accordance with US GAAP, as adjusted by applicable orders of the PUCT. Such adjustments include the removal of noncash impacts of purchase accounting and deducting two specific cash commitments. To date, the noncash impact consists of removing the effect of the 2008 $860 million goodwill impairment charge and the cumulative amount of net accretion of fair value adjustments. The two specific cash commitments are the $72 million ($46 million after tax) one-time refund to customers in September 2008 and the funds spent as part of the $100 million commitment for additional energy efficiency initiatives of which $79 million ($51 million after tax) has been spent through March 31, 2012. The goodwill impairment charge and refund are described in Notes 2 and 3 to Financial Statements included in our 2011 Form 10-K. At March 31, 2012, $351 million of membership interests was available for distribution under the cumulative net income restriction.

Distributions are further limited by our required regulatory capital structure to be at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes, which is currently set at 60% debt to 40% equity. At March 31, 2012, our regulatory capitalization ratio was 59.5% debt and 40.5% equity. The PUCT has the authority to determine what types of debt and equity are included in a utility's debt-to-equity ratio. For purposes of this ratio, debt is calculated as long-term debt plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. The debt calculation excludes transition bonds issued by Bondco. Equity is calculated as membership interests determined in accordance with US GAAP, excluding the effects of purchase accounting (which included recording the initial goodwill and fair value adjustments and the subsequent related impairments and amortization). At March 31, 2012, $70 million was available for distribution to our members under the capital structure restriction.

Membership Interests

At March 31, 2012, our ownership was as follows: 80.03% held by Oncor Holdings and indirectly by EFH Corp., 19.75% held by Texas Transmission and 0.22% held indirectly by certain members of our management team and board of directors.

The following table presents the changes to membership interests during the three months ended March 31, 2012:

	Capital Accounts	Accumulated Other Comprehensive Gain (Loss)	Total Membership Interests
Balance at December 31, 2011	$7,212	$(31)	$7,181
Net income	75	—	75
Distributions	(45)	—	(45)
Net effects of cash flow hedges (net of tax)	—	1	1

Balance at March 31, 2012	$7,242	$(30)	$7,212

The following table presents the changes to membership interests during the three months ended March 31, 2011:

	Capital Accounts	Accumulated Other Comprehensive Loss	Total Membership Interests
Balance at December 31, 2010	$6,990	$(2)	$6,988
Net income	65	—	65
Distributions	(20)	—	(20)

Balance at March 31, 2011	$7,035	$(2)	$7,033

9. MEMBERSHIP INTERESTS

On February 14, 2012, our board of directors declared a cash distribution of between $42 million and $48 million to be paid to our members on February 21, 2012.

During 2011, our board of directors declared, and we paid, the following cash distributions to members:

Declaration Date	Payment Date	Amount Paid
October 25, 2011	October 26, 2011	$65
July 27, 2011	July 28, 2011	40
April 27, 2011	April 28, 2011	20
February 15, 2011	February 16, 2011	20

During 2010, our board of directors declared, and we paid, the following cash distributions to members:

Declaration Date	Payment Date	Amount Paid
October 27, 2010	November 1, 2010	$35
July 28, 2010	August 3, 2010	68
May 5, 2010	May 6, 2010	71
February 11, 2010	February 19, 2010	37

Distributions are limited to our cumulative net income and may not be paid except to the extent we maintain a required regulatory capital structure, as discussed below. At December 31, 2011, $45 million was eligible to be distributed to our members after taking into account these restrictions.

For the period beginning October 11, 2007 and ending December 31, 2012, our cash distributions (other than distributions of the proceeds of any issuance of limited liability company units) are limited by the Limited Liability Company Agreement and a stipulation agreement with the PUCT (see Note 3) to an amount not to exceed our cumulative net income determined in accordance with US GAAP, as adjusted by applicable orders of the PUCT. Such adjustments include the removal of noncash impacts of purchase accounting and deducting two specific cash commitments. To date, the noncash impact consists of removing the effect of the 2008 $860 million goodwill impairment charge and the cumulative amount of net accretion of fair value adjustments. The two specific cash commitments are the $72 million ($46 million after tax) one-time refund to customers in September 2008 and the funds spent as part of the $100 million commitment for additional energy efficiency initiatives of which $75 million ($48 million after tax) has been spent through December 31, 2011. The goodwill impairment charge and refund are described in Notes 2 and 3. At December 31, 2011, $327 million of membership interests was available for distribution under the cumulative net income restriction.

Distributions are further limited by our required regulatory capital structure to be at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes, which is currently set at 60% debt to 40% equity. At December 31, 2011, our regulatory capitalization ratio was 59.7% debt and 40.3% equity. The PUCT has the authority to determine what types of debt and equity are included in a utility's debt-to-equity ratio. For purposes of this ratio, debt is calculated as long-term debt plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt. The debt calculation excludes transition bonds issued by Bondco. Equity is calculated as membership interests determined in accordance with US GAAP, excluding the effects of purchase accounting (which included recording the initial goodwill and fair value adjustments and the subsequent related impairments and amortization). At December 31, 2011, $45 million was available for distribution to our members under the capital structure restriction.

We are a Delaware limited liability company and upon the execution and delivery of the Limited Liability Company Agreement in 2008, our single membership interest was converted into 635,000,000 units of membership interests.